Related party transactions (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Related party transactions [abstract]
Short-term employee benefits	€ 2,190	€ 2,693	€ 2,638
Post-employment benefits	80	116	109
Termination benefits	0	0	22
Total	€ 2,270	€ 2,809	€ 2,769
Warrants granted	0	199,500	18,180
Warrants outstanding	573,980	790,752	593,448